Loan Servicing (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loan servicing (Textual) [Abstract]
Custodial escrow balances	$ 281	$ 249
Fair value of mortgage servicing rights	352	359
Mortgage servicing rights carried at book value	71	77
Mortgage servicing rights carried at fair value	273	271
Outstanding balance	431	390
Valuation allowance	$ 158	$ 119	$ 92
Fair value at a discount rate	10.00%	9.00%
Weighted average default rate	0.50%	0.50%
Weighted average amortization period	3 years 7 months 10 days
Maximum [Member]
Servicing Assets at Fair Value [Line Items]
Prepayment speeds	30.30%	23.80%
Minimum [Member]
Servicing Assets at Fair Value [Line Items]
Prepayment speeds	14.90%	14.30%